Note 8 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]	Note 8. Subsequent Events None.
Note
10.
Subsequent Events
In
January 2020,
pursuant to the terms of an inducement offer, certain holders of
5,555,554
of our common stock purchase warrants exercised their warrants at an exercise price of
$1.36
per share generating approximately
$7.6
million of gross proceeds. See Note
4
for additional details over this transaction.

On
March 23, 2020,
in order to provide the Company with flexibility in inducing new employees, the Board of Directors approved an amendment to the Company's Inducement Award Stock Option Plan, increasing the number of shares authorized under the plan by
500,000
for an aggregate total of
715,000
shares.

In
December 2019
an outbreak of a novel strain of coronavirus originated in Wuhan, China, and has since spread around the world, including to the United States. This outbreak has already resulted in extended shutdowns of many businesses around the world, including in the United States. We cannot presently predict the scope, severity and longevity of any potential business shutdowns or disruptions, but business or economic disruptions as are now being experienced, could adversely affect our ongoing or planned research and development activities as well as the execution of our acquisition and/or in-licensing strategy.